Stockholders' Deficit - Additional Information (Details) - USD ($)				11 Months Ended	12 Months Ended
	Nov. 10, 2023	Nov. 30, 2022	Sep. 23, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 13, 2023	Sep. 28, 2021
Class Of Stock [Line Items]
Common stock, par value					$ 0.001	$ 0.001
Preferred stock, par value					$ 0.001	$ 0.001
Sale of units in private placement					490,000
Sale of units description		In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
Proceeds from issuance of units					$ 1,932,850
Fair Value Adjustment of Warrants					0	$ 108,100
Fair value of warrants issued with debt					$ 0	$ 5,066
Common stock, shares authorized					100,000,000	100,000,000
Common stock, shares issued					27,941,290	27,580,040
Common stock, shares outstanding					27,941,290	27,580,040
Common stock reserved for future issuance					14,138,960
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Warrants or rights outstanding				624,508	1,231,574	905,470
US Capital Global QT Imaging LLC | Fourth Amendment
Class Of Stock [Line Items]
Fair Value Adjustment of Warrants					$ 156,505
Common Stock
Class Of Stock [Line Items]
Sale of stock price per unit		$ 4
Warrants
Class Of Stock [Line Items]
Sale of stock price per unit		$ 4			$ 4
Fair Value Adjustment of Warrants					$ 462,413	$ 404,888
Adjustment of Warrants Granted for Services					0	108,100
Fair value of warrants issued with debt					$ 15,317	$ 5,066
Common Stock
Class Of Stock [Line Items]
Common stock, par value					$ 0.001	$ 0.001
Common stock, dividends, per share, declared					$ 0
Common stock, shares authorized					100,000,000	100,000,000
Common stock, voting rights per share					Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued					27,941,290	27,580,040
Common stock, shares outstanding				27,351,290	27,941,290	27,580,040
Common Stock | Working Capital Note
Class Of Stock [Line Items]
Common stock reserved for future issuance					2,073,554
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, par value					$ 0.001	$ 0.001
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Private Placement
Class Of Stock [Line Items]
Sale of units in private placement		1,000,000			261,250	228,750
Proceeds from issuance of units					$ 1,026,550	$ 906,300
Private Placement | US Capital Global QT Imaging LLC | Fourth Amendment
Class Of Stock [Line Items]
Sale of units in private placement	25,000
Sale of stock price per unit	$ 2.5
GIGCAPITAL5 INC [Member]
Class Of Stock [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value					$ 0.0001	$ 0.0001
Sale of stock price per unit								$ 10
Common stock, shares authorized					100,000,000	100,000,000
Common stock, shares issued					6,545,000	6,545,000
Common stock, shares outstanding					6,545,000	6,545,000
Redeemable common stock, shares					2,114,978	4,014,050
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Exercise price of warrants			$ 11.5	$ 11.5				$ 11.5
Minimum price per share required for redemption of warrants					$ 18
GIGCAPITAL5 INC [Member] | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Effective date of grant award agreement					Sep. 23, 2021
GIGCAPITAL5 INC [Member] | Mr Weightman | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture					5,000
Common stock issued in consideration for future service			5,000	5,000	5,000
Effective date of grant award agreement				Sep. 23, 2021
Description of fair value of common stock shares vest recognition					If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.
GIGCAPITAL5 INC [Member] | Interest Solutions (ICR) | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Common stock issued in consideration for future service					10,000
Number of shares not subject to forfeiture					10,000
Number of shares, grant date fair value expensed upon issuance					10,000
GIGCAPITAL5 INC [Member] | Non-Employee Consultants | Restricted Stock | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture					15,000
GIGCAPITAL5 INC [Member] | Warrants
Class Of Stock [Line Items]
Exercise price of warrants					$ 11.5
Percentage of warrants exercise price					115.00%
Period after business combination when warrants become exercisable					30 days
Period after offering when warrants become exercisable					12 months
Warrants exercisable expiration period after completion of business combination					5 years
Period allotted to complete the business combination					30 months
Net cash settlement value of warrants					$ 0
Redemption price per warrant					$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days
Warrants or rights outstanding					23,795,000	23,795,000
GIGCAPITAL5 INC [Member] | Warrants | Minimum
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances					65.00%
GIGCAPITAL5 INC [Member] | Warrants | Maximum
Class Of Stock [Line Items]
Exercise price of warrants					$ 9.2
GIGCAPITAL5 INC [Member] | Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized					100,000,000
Common stock, voting rights per share					Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued						6,545,000	6,545,000
Common stock, shares outstanding				6,545,000	6,545,000	6,545,000
Redeemable common stock, shares					2,114,978	4,014,050
Temporary equity, shares outstanding					2,114,978	4,014,050
Common stock reserved for future issuance					23,945,000
GIGCAPITAL5 INC [Member] | Common Stock | Maximum
Class Of Stock [Line Items]
Exercise price of warrants					$ 9.2
GIGCAPITAL5 INC [Member] | Common Stock | Working Capital Note
Class Of Stock [Line Items]
Common stock reserved for future issuance					150,000
GIGCAPITAL5 INC [Member] | Common Stock | Warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance					23,795,000
GIGCAPITAL5 INC [Member] | Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized					1,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
GIGCAPITAL5 INC [Member] | Private Placement
Class Of Stock [Line Items]
Sale of units description					Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
GIGCAPITAL5 INC [Member] | Private Placement | Working Capital Note
Class Of Stock [Line Items]
Sale of units in private placement					150,000	150,000
GIGCAPITAL5 INC [Member] | Private Placement | Common Stock
Class Of Stock [Line Items]
Common stock, par value					$ 0.0001